STOCKHOLDERS' DEFICIT	9 Months Ended
Sep. 30, 2021
STOCKHOLDERS' DEFICIT
STOCKHOLDERS' DEFICIT

NOTE 11 - STOCKHOLDERS' DEFICIT

As of September 30, 2021, there were 4,922,968,442 shares of common stock and 88,235 shares of preferred stock issued and outstanding.

Preferred Stock

In accordance with the Company’s Certificate of Incorporation, the Company has authorized a total of 2,000,000 shares of preferred stock, par value $0.01 per share, for all classes. As of September 30, 2021, and December 31, 2020, there were 88,235 total preferred shares issued and outstanding for all classes.

During the three months ended September 30, 2021, the Company issued no shares of preferred stock.

Common Stock

In accordance with the Company’s bylaws, the Company has authorized a total of 20,000,000,000 shares of common stock, par value $0.0001 per share. As of September 30, 2021 and December 31, 2020, there were 4,922,968,442 and 4,088,762,156 common shares issued and outstanding.

During the three months ended September 30, 2021, the Company issued the following shares of common stock:

On July 12, 2021, the Company issued an aggregate of 1,784,146 shares of common stock upon the conversion of convertible debt, as issued on January 12, 2021, in the amount of $42,350.

On July 14, 2021, the Company issued an aggregate of 45,037,115 shares of common stock upon the conversion of convertible debt, as issued on October 7, 2020, in the amount of $93,864 and interest of $26,246.

On July 19, 2021, the Company issued an aggregate of 2,898,382 shares of common stock upon the conversion of convertible debt, as issued on October 7, 2020, in the amount of $10,497 and interest of $6,748.

Stock Options

During the three months ended September 30, 2021, the Company did not issue any stock options and had no stock options outstanding at September 30, 2021.

Public Offerings

On August 19, 2021, we entered into the Purchase Agreement with GHS, for the offering of up to $45,000,000 worth of Common Stock. Pursuant to the Purchase Agreement, on August 19, 2021, we and GHS agreed that we would issue and sell to GHS, and GHS would purchase from the Company, 31,799,260 shares of Common Stock for total proceeds to the Company, net of discounts, of $3,300,000, at an effective price of $0.1038 per share (the “First Closing”). We received approximately $2,790,000 in net proceeds from the First Closing after deducting the fees and other estimated offering expenses payable by us. We used the net proceeds from the First Closing for working capital and for general corporate purposes. The shares were issued to GHS in a registered direct offering, pursuant to a prospectus supplement to our currently effective registration statement on Form S-3 (File No. 333-257826), which was initially filed with the SEC on July 12, 2021, and was declared effective on August 18, 2021. On September 30, 2021, the Company paid a $275,000 placement fee to J.H. Darbie & Co, $125,000 cash and $150,000 with 1,073,730 shares of common stock.

Pursuant to the Purchase Agreement, on August 31, 2021, we and GHS agreed that the Company would issue and sell to GHS, and GHS would purchase from us, 27,297,995 shares of Common Stock for total proceeds to us, net of discounts, of $3,300,000, at an effective price of $0.120888 per share (the “Second Closing”). We received approximately $2,885,000 in net proceeds from the Second Closing after deducting the fees and other estimated offering expenses payable by us. We used the net proceeds from the Second Closing for working capital and for general corporate purposes. The shares were issued to GHS in a registered direct offering, pursuant to a prospectus supplement to our currently effective registration statement on Form S-3 (File No. 333-257826), which was initially filed with the SEC on July 12, 2021, and was declared effective on August 18, 2021. On September 30, 2021, the Company paid a $262,000 placement fee to J.H. Darbie & CO, $112,000 cash and $150,000 with 1,185,771 shares of common stock.

Pursuant to the Purchase Agreement, on September 22, 2021, we and GHS agreed that we would issue and sell to GHS, and GHS would purchase from us, 25,630,272 shares of Common Stock for total proceeds to us, net of discounts, of $2,000,000, at an effective price of $ $0.085836 per share (the “Third Closing”). We received approximately $1,915,000 in net proceeds from the Third Closing after deducting the fees and other estimated offering expenses payable by us. We used the net proceeds from the Third Closing for working capital and for general corporate purposes. The shares were issued to GHS in a registered direct offering, pursuant to a prospectus supplement to our currently effective registration statement on Form S-3 (File No. 333-257826), which was initially filed with the SEC on July 12, 2021, and was declared effective on August 18, 2021. On September 30, 2021, the Company paid a $185,000 placement fee to J.H. Darbie & CO, $85,000 cash and $100,000 with 934,580 shares of common stock.